UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

			   FORM 13F

			FORM 13F COVER PAGE

Report for the Period Ended: December 31, 2008

Check here if Amendment 		[ ];Amendment Number: ______
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		EWT, LLC
Address:	9242 Beverly Blvd.
		Suite 300
		Beverly Hills, CA 90210

13F File Number:	28-12744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Madison Tyler Holdings, LLC, the sole member of EWT, LLC
By:		Michael Gould
Title:		Co-Chief Executive Officer of Madison Tyler Holdings, LLC
Phone:	 	(310) 595-2339
Signature, Place, and Date of Signing:


 /s/ Michael Gould     Beverly Hills, California       February 13, 2009
-------------------   ---------------------------     --------------------
    [Signature]		   [City, State]		      [Date]

Report Type (Check only one.):

			[X]	13F HOLDINGS REPORT.
			[ ]	13F NOTICE.
			[ ] 	13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       1
Form 13F Information Table Entry Total:	     41
Form 13F Information Table Value Total:	$140,635 (Thousands)

List of Other Included Managers:

	Form 13F File Number	Name

01	28-12743		Madison Tyler Holdings, LLC

					FORM 13F INFORMATION TABLE


                                                          VALUE    SHARES   SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETNMANAGERS   SOLE  SHARED   NONE
    -------------------------------------------- ---------  -------  ------ --- ---- --------------- ----- ------ -----


                  ALCATEL-LUCENT   SPONSORED ADR 013904305        45    21142 SH      DEFINED    01      21142
                       APPLE INC             COM 037833100       583     6835 SH      DEFINED    01       6835
                       APPLE INC             COM 037833100       615     7200 SH PUT  DEFINED    01       7200
     ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH 03938L104       237     9650 SH      DEFINED    01       9650
                          BP PLC   SPONSORED ADR 055622104       280     5981 SH      DEFINED    01       5981
                   CITIGROUP INC             COM 172967101        99    14821 SH      DEFINED    01      14821
          DEUTSCHE BK AG LDN BRH  PS GOLD DL ETN 25154H749      6994   386650 SH      DEFINED    01     386650
       DEUTSCHE BK AG LONDON BRHPS CR OIL DD ETN 25154K882     30688 12034411 SH      DEFINED    01   12034411
             DEUTSCHE TELEKOM AG   SPONSORED ADR 251566105       327    21344 SH      DEFINED    01      21344
    FREEPORT-MCMORAN COPPER & GO             COM 35671D857       423    17293 SH      DEFINED    01      17293
    FREEPORT-MCMORAN COPPER & GO             COM 35671D857       396    16200 SH PUT  DEFINED    01      16200
    FRESENIUS MED CARE AG&CO KGA   SPONSORED ADR 358029106       318     6735 SH      DEFINED    01       6735
        INFINEON TECHNOLOGIES AG   SPONSORED ADR 45662N103        36    25659 SH      DEFINED    01      25659
    INTERCONTINENTAL HTLS GRP PL   SPONS ADR NEW 45857P301       134    15963 SH      DEFINED    01      15963
                      ISHARES TR    RUSSELL 2000 464287655      3312    67217 SH      DEFINED    01      67217
           LEHMAN BROS HLDGS INC             COM 524908100         0    10500 SH      DEFINED    01      10500
          MERRILL LYNCH & CO INC             COM 590188108       192    16502 SH      DEFINED    01      16502
              NATIONAL CITY CORP             COM 635405103        25    13940 SH      DEFINED    01      13940
               NATIONAL GRID PLC    SPON ADR NEW 636274300       351     6948 SH      DEFINED    01       6948
                      NOKIA CORP   SPONSORED ADR 654902204       282    18072 SH      DEFINED    01      18072
                    NOVARTIS A G   SPONSORED ADR 66987V109       616    12386 SH      DEFINED    01      12386
           POWERSHARES QQQ TRUST      UNIT SER 1 73935A104       801    26948 SH      DEFINED    01      26948
     POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL 73936D107      2107    85346 SH      DEFINED    01      85346
     POWERSHS DB US DOLLAR INDEX  DOLL INDX BEAR 73936D206      2878   109959 SH      DEFINED    01     109959
             PROCTER & GAMBLE CO             COM 742718109       408     6600 SH CALL DEFINED    01       6600
             PROCTER & GAMBLE CO             COM 742718109       408     6600 SH PUT  DEFINED    01       6600
                    PROSHARES TRPSHS ULTSHT FINL 74347R628       538     5201 SH      DEFINED    01       5201
                    PROSHARES TR PSHS ULTRA FINL 74347R743       545    90462 SH      DEFINED    01      90462
                 PROSHARES TR II  ULT DJ AIG CRU 74347W502      6398   467349 SH      DEFINED    01     467349
                RANDGOLD RES LTD             ADR 752344309       330     7513 SH      DEFINED    01       7513
                         SPDR TR      UNIT SER 1 78462F103     19040   210989 SH      DEFINED    01     210989
                         SPDR TR      UNIT SER 1 78462F103      6985    77400 SH PUT  DEFINED    01      77400
                 SPDR GOLD TRUST        GOLD SHS 78463V107      8746   101048 SH      DEFINED    01     101048
          SAP AKTIENGESELLSCHAFT   SPONSORED ADR 803054204       609    16827 SH      DEFINED    01      16827
                     SIEMENS A G   SPONSORED ADR 826197501      2056    27137 SH      DEFINED    01      27137
          STMICROELECTRONICS N V     NY REGISTRY 861012102        85    12767 SH      DEFINED    01      12767
                       TOTAL S A   SPONSORED ADR 89151E109       599    10831 SH      DEFINED    01      10831
       UNITED STATES OIL FUND LP           UNITS 91232N108     41089  1240972 SH      DEFINED    01    1240972
            VEOLIA ENVIRONNEMENT   SPONSORED ADR 92334N103       244     7682 SH      DEFINED    01       7682
               WACHOVIA CORP NEW             COM 929903102       257    46448 SH      DEFINED    01      46448
                      DAIMLER AG         REG SHS D1668R123       559    14598 SH      DEFINED    01      14598